Group Companies - Summary of Investment in Joint Ventures (Detail) - BCRE IHG 180 Orchard Holdings LLC [member]	12 Months Ended
Dec. 31, 2020
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BCRE IHG 180 Orchard Holdings LLC
Registered addresses	Brack Capital Real Estate Ltd., 885 Third Avenue, 24th Floor, New York, NY 10022, USA
Ownership Percentage in subsidiary	49.00%